PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2021
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
The following table presents the useful lives of each hospitality asset by class:

Hospitality assets by class	Useful life (in years)
Building and building improvements	5 to 50+
Land improvements	15
Furniture, fixtures and equipment	3 to 10
The following table presents the change to the components of the partnership’s hospitality assets for the six months ended June 30, 2021 and for the year ended December 31, 2020:

(US$ Millions)	Jun. 30, 2021	Dec. 31, 2020
Cost:
Balance at the beginning of period	$5,575	$7,246
Additions	1,786	164
Disposals	(40)	(75)
Foreign currency translation	16	142
Impact of deconsolidation due to loss of control and other(1)	(10)	(1,902)
	7,327	5,575
Accumulated fair value changes:
Balance at the beginning of period	488	1,343
Revaluation (losses) gains, net(2)(3)	—	(130)
Impact of deconsolidation due to loss of control and other(1)	—	(729)
Disposals	—	13
Provision for impairment(2)	—	(15)
Foreign currency translation	4	6
	492	488
Accumulated depreciation:
Balance at the beginning of period	(828)	(1,311)
Depreciation	(128)	(306)
Disposals	37	28
Foreign currency translation	(5)	(25)
Impact of deconsolidation due to loss of control and other(1)	2	786
	(922)	(828)
Total property, plant and equipment(4)	$6,897	$5,235
(1)The prior year includes the impact of deconsolidation of the Atlantis.
(2)The prior year impairment losses were recorded in revaluation losses, net in other comprehensive income and fair value (losses) gains, net in the income statement, which was a result of the impairment tests performed on each of the partnership’s hospitality investments from the impact of the shutdown as discussed above.
(3)The prior year revaluation (losses) gains, net includes $258 million of impairment losses offset by $128 million of revaluation gains.
(4)Includes right-of-use assets of $177 million (December 31, 2020 - $164 million)
Disclosure of detailed information about business combinations
The following table summarizes the amounts recognized on a provisional basis as of the acquisition date for each major class of assets acquired and liabilities assumed, in addition to the consideration paid in connection with this business combination during the six months ended June 30, 2021:

(US$ Millions)	Hospitality Investors Trust
Cash and cash equivalents	$49
Accounts receivable and other	75
Equity accounted investments	10
Property, plant and equipment	1,720
Total assets	1,854
Less:
Debt obligations	(1,319)
Accounts payable and other	(63)
Net assets acquired	$472
Consideration(1)	$472
(1) Consideration includes $8 million of contingent consideration, with the balance related to the fair value of the partnership’s forfeited preferred equity interest.